Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$235	$257,602
Series A, 5.00%, 09/01/36 (PR 09/01/26)	1,250	1,372,487
Series B, 5.00%, 09/01/26	980	1,074,255
Alabama Highway Finance Corp., 5.00%, 08/01/26	115	125,565
Alabama Public School & College Authority, 5.00%, 05/01/26 (Call 05/01/25)	45	47,739
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/26	130	143,025
Series B, 5.00%, 01/01/26 (Call 07/01/24)	350	363,452
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	157,473
Black Belt Energy Gas District RB, VRDN,4.00%, 10/01/52 (Put 12/01/26)(a)	300	300,503
City of Huntsville AL GOL, 5.00%, 05/01/26	40	43,480
State of Alabama GO
5.00%, 08/01/26	50	54,788
5.00%, 11/01/26 (Call 02/01/26)	100	108,263
Series C, 5.00%, 08/01/27 (Call 08/01/26)	415	454,958
University of Alabama (The) RB
5.00%, 07/01/26	110	119,942
Series C, 5.00%, 07/01/26	220	239,885
		4,863,417
Arizona — 2.2%
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/26	225	245,957
Arizona State University RB
Series A, 5.00%, 07/01/26	35	38,212
Series B, 5.00%, 07/01/29 (Call 07/01/26)	105	114,274
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	430	469,310
City of Glendale AZ Water & Sewer Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	310	329,881
City of Phoenix AZ GO
4.00%, 07/01/26	220	232,916
5.00%, 07/01/26	550	600,280
5.00%, 07/01/27 (Call 07/01/26)	430	469,606
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/26	295	322,477
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27 (Call 07/01/26).	355	387,698
5.00%, 07/01/29 (Call 07/01/26)	325	354,823
5.50%, 07/01/26 (NPFGC)	40	44,172
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	150	163,713
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/26	180	196,455
County of Pima Sewer System Revenue, 5.00%, 07/01/26	390	425,653
Salt River Project Agricultural Improvement & Power District RB 5.00%, 01/01/26	340	367,499
Series A, 5.00%, 01/01/26	1,100	1,188,967
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	109,176
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	285	300,299
		6,361,368
Arkansas — 0.1%
State of Arkansas GO
5.00%, 04/01/26 (Call 10/01/24)	115	119,990
5.00%, 10/01/26 (Call 10/01/24)	20	20,868
		140,858
Security	Par (000)	Value

California — 13.0%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(b)	$55	$49,942
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	550,484
Bay Area Toll Authority RB, 5.00%, 04/01/26	110	119,750
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(b)	100	91,654
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	123,852
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/26	75	82,964
5.00%, 10/01/27 (Call 04/01/26)	235	256,606
5.00%, 10/01/27 (PR 10/01/26)	100	110,656
5.00%, 10/01/28 (Call 04/01/26)	40	43,754
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	175	185,829
5.00%, 04/01/26	250	272,481
5.00%, 08/01/26	190	208,868
5.00%, 09/01/26	75	82,622
5.00%, 04/01/29 (Call 10/01/26)	225	248,283
Series A, 5.00%, 09/01/26 (Call 09/01/24)	290	302,536
Series B, 5.00%, 04/01/26	130	141,690
Series B, 5.00%, 10/01/26 (Call 10/01/24)	125	130,654
Series C, 5.00%, 11/01/27 (Call 11/01/26)	165	182,620
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	265,549
California State University RB
5.00%, 11/01/26	260	287,829
Series A, 5.00%, 11/01/26	375	415,139
Series A, 5.00%, 11/01/26 (Call 11/01/25)	165	178,122
Series A, 5.00%, 11/01/28 (Call 05/01/26)	230	251,599
Campbell Union High School District GO, 5.00%, 08/01/27 (Call 08/01/26)	145	159,631
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	87,674
City of Long Beach CA Airport System Revenue RB, 5.00%, 06/01/26 (AGM)	350	381,222
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/26	50	54,849
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	385	420,171
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	340	376,957
5.00%, 11/01/28 (Call 11/01/26)	225	249,437
5.00%, 11/01/29 (Call 11/01/26)	635	703,560
Series D, 5.00%, 11/01/26	240	265,964
Contra Costa Transportation Authority Sales Tax Revenue RB, 4.00%, 03/01/26 (Call 03/01/25)	80	83,209
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	55,179
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/26	150	164,444
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	305	335,367
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/28 (Call 08/01/26)	220	241,904
El Camino Community College District GO, Series C, 0.00%, 08/01/26(b)	150	138,244
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(b)	50	45,669
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(b)	80	73,526
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(b)	100	90,826

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(b)	$90	$82,460
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	215	236,464
Los Angeles Community College District/CA GO
5.00%, 08/01/26	400	440,290
Series C, 5.00%, 06/01/26	155	169,873
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	72,863
Series I, 4.00%, 08/01/26	100	106,676
Series I, 4.00%, 08/01/29 (Call 08/01/26)	100	106,341
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	290	318,518
5.00%, 07/01/26 (Call 07/01/25)	140	149,831
5.00%, 06/01/27 (Call 06/01/26)	165	180,921
Series A, 5.00%, 06/01/26	200	219,259
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	153,536
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/26	315	345,977
Los Angeles County Public Works Financing Authority, 5.00%, 12/01/26 (Call 12/01/25)	100	108,163
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	80	83,936
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	328,818
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/26	220	241,634
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	285	313,026
Los Angeles Department of Water & Power System Revenue RB Series A, 5.00%, 07/01/26	380	417,369
Series B, 5.00%, 07/01/26 (Call 06/01/26)	140	153,441
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/26	145	159,461
5.00%, 07/01/26 (Call 01/01/26)	440	477,634
Los Angeles Department of Water RB
5.00%, 07/01/26	150	164,959
Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	93,776
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	141,146
Los Angeles Unified School District/CA GO
5.00%, 07/01/26	200	219,668
Series A, 5.00%, 07/01/26	630	691,953
Series B, 5.00%, 07/01/28 (Call 07/01/26)	620	680,957
Series C, 5.00%, 07/01/26	105	115,326
Series C, 5.00%, 07/01/26 (Call 07/01/24)	220	229,011
Series D, 5.00%, 07/01/26 (Call 07/01/24)	235	244,626
Metropolitan Water District of Southern California RB
5.00%, 10/01/26	145	160,451
Series A, 2.50%, 07/01/26	280	283,162
Series A, 5.00%, 07/01/26	260	285,297
Midpeninsula Regional Open Space District Field Employees Corp. GOL, 5.00%, 09/01/27 (Call 09/01/26)	100	110,324
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	410	452,947
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(b)	190	174,988
Ohlone Community College District GO, Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	69,122
Palo Alto Unified School District GO, 0.00%, 08/01/26(b)	335	309,599
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(b)	165	150,294
Security	Par (000)	Value

California (continued)
Pasadena Area Community College District GO, Series A,
4.00%, 08/01/29 (Call 08/01/26)	$165	$175,463
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	120	131,916
Rancho Water District Financing Authority RB, Series B,
5.00%, 08/01/28 (PR 08/01/26)	40	43,971
Sacramento County Sanitation Districts Financing Authority
RB, 5.00%, 08/01/26 (Call 08/01/25)	80	85,811
Sacramento Municipal Utility District RB
5.00%, 07/01/26 (Call 07/01/25)	200	213,702
5.00%, 08/15/26	65	71,549
San Diego Community College District GO, 4.00%, 08/01/28
(Call 08/01/26)	100	106,388
San Diego County Regional Transportation Commission RB,
Series A, 5.00%, 04/01/29 (Call 04/01/26)	260	283,767
San Diego County Water Authority RB, 5.00%, 05/01/26
(Call 05/01/25)	100	106,631
San Diego Unified School District/CA
5.50%, 07/01/26 (AGM)	335	373,796
5.50%, 07/01/26 (ETM) (AGM)	25	27,720
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/26(b)	20	18,402
Series A, 0.00%, 07/01/26 (ETM)(b)	30	27,602
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	265	281,084
Series R-5, 5.00%, 07/01/26	100	109,764
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	58,595
5.00%, 08/01/26	200	220,003
Series D, 5.00%, 08/01/26 (Call 08/01/25)	60	64,328
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series A, 5.00%, 05/01/26	340	370,026
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	104,259
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NATL)(b)	275	253,554
Series B, 0.00%, 09/01/26 (NPFGC)(b)	95	87,591
San Mateo Union High School District GO, 4.00%, 09/01/28
(Call 09/01/26)	925	985,415
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	109,948
5.00%, 08/01/28 (Call 08/01/26)	120	131,948
5.00%, 08/01/29 (Call 08/01/26)	50	54,954
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	164,037
Santa Clara Unified School District GO, 5.00%, 07/01/26
(Call 07/01/24)	95	98,526
Santa Clara Valley Transportation Authority RB, Series A,
5.00%, 06/01/26	95	104,180
Santa Clara Valley Water District COP, Series A, 5.00%,
02/01/29 (Call 02/01/26)	350	380,297
Santa Monica Community College District GO, 0.00%, 08/01/26(b)	500	458,271
Santa Monica-Malibu Unified School District GO, Series D,
4.00%, 08/01/26 (PR 08/01/25)	40	41,796
Southern California Public Power Authority RB, Series C,
5.00%, 07/01/26 (Call 01/01/25)	65	68,637
State of California Department of Water Resources RB
5.00%, 12/01/26	250	277,835
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	80	87,782
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	165	183,455
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	400	444,835
State of California GO
4.00%, 04/01/26	100	105,885
4.00%, 11/01/26	850	909,413

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
4.00%, 09/01/27 (Call 09/01/26)	$130	$138,683
4.00%, 08/01/28 (Call 08/01/26)	80	85,216
4.00%, 09/01/28 (Call 09/01/26)	415	442,653
5.00%, 03/01/26 (Call 03/01/25)	230	243,743
5.00%, 04/01/26	345	376,134
5.00%, 08/01/26	505	555,328
5.00%, 08/01/26 (Call 08/01/25)	615	659,050
5.00%, 09/01/26	655	721,801
5.00%, 10/01/26	490	541,116
5.00%, 10/01/26 (Call 04/01/26)	235	256,274
5.00%, 11/01/26	730	807,858
5.00%, 12/01/26	50	55,450
5.00%, 08/01/27 (Call 08/01/26)	305	335,124
5.00%, 09/01/27 (Call 09/01/26)	135	148,642
5.00%, 08/01/28 (Call 08/01/26)	410	450,530
5.00%, 09/01/28 (Call 09/01/26)	1,305	1,436,917
5.00%, 08/01/29 (Call 08/01/26)	200	219,037
5.00%, 09/01/29 (Call 09/01/26)	615	674,833
Series B, 5.00%, 09/01/26	700	771,390
Series C, 5.00%, 08/01/27 (Call 08/01/26)	625	686,729
Series C, 5.00%, 08/01/28 (Call 08/01/26)	805	884,577
University of California RB
4.00%, 05/15/26	330	349,412
5.00%, 05/15/26	420	459,971
5.00%, 05/15/29 (Call 05/15/26)	360	394,302
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	210	217,232
Series AV, 5.00%, 05/15/26	205	224,548
Series AY, 5.00%, 05/15/26	170	186,211
Series I, 5.00%, 05/15/26 (Call 05/15/25)	380	405,278
		38,506,588
Colorado — 0.7%
Board of Governors of Colorado State University System, 5.00%, 03/01/26 (ST HGR ED INTERCEPT PROG)	425	459,447
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/26	290	319,354
City & County of Denver Co. GO, Series A, 5.00%, 08/01/26	45	49,373
City of Colorado Springs CO Utilities System Revenue RB, Series A2, 5.00%, 11/15/26	50
Colorado Health Facilities Authority, 5.00%, 11/01/26	200	214,885
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	115	120,850
5.00%, 12/01/26 (SAW)	55	60,738
5.00%, 12/01/27 (Call 12/01/26)	215	237,181
5.50%, 12/01/26 (SAW)	195	218,910
E-470 Public Highway Authority RB, 0.00%, 09/01/26
(NPFGC)(b)	250	226,454
University of Colorado RB, Series A-2, 5.00%, 06/01/26	225	245,450
		2,207,799
Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB, 2.80%, 07/01/57( 02/03/26)	400	399,550
State of Connecticut GO
4.00%, 03/15/26	185	194,418
4.00%, 06/01/26	205	216,199
5.00%, 04/15/26	125	135,728
Series A, 5.00%, 03/15/26	255	276,326
Series A, 5.00%, 04/15/26	1,140	1,237,843
Series B, 4.00%, 06/01/26	100	105,463
Series B, 5.00%, 05/15/26	320	348,169
Series B, 5.00%, 05/15/27 (Call 05/15/26)	155	168,470
Security	Par (000)	Value

Connecticut (continued)
Series D, 5.00%, 09/15/26	$355	$389,377
Series E, 5.00%, 10/15/26	180	197,824
Series F, 5.00%, 09/15/26	205	224,852
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/26 (Call 09/01/24)	165	172,130
Series A, 5.00%, 05/01/26	455	494,734
Series A, 5.00%, 09/01/27 (Call 09/01/26)	480	526,416
Series A, 5.00%, 09/01/28 (Call 09/01/26)	160	175,477
Series B, 5.00%, 09/01/28 (Call 09/01/26)	150	164,510
Series C, 5.00%, 10/01/26	80	87,870
Series D, 5.00%, 11/01/26	425	467,743
		5,983,099
Delaware — 0.8%
Delaware Transportation Authority RB
5.00%, 07/01/26	470	514,589
5.00%, 07/01/27 (Call 07/01/26)	275	301,090
State of Delaware GO
5.00%, 02/01/26	80	86,700
5.00%, 03/01/26	100	108,603
5.00%, 07/01/26	125	136,902
5.00%, 10/01/26	105	115,719
5.00%, 07/01/28 (Call 07/01/26)	260	284,397
Series A, 5.00%, 01/01/26	335	362,193
Series D, 5.00%, 07/01/27 (Call 07/01/26)	360	393,905
		2,304,098
District of Columbia — 1.3%
District of Columbia GO
Series A, 5.00%, 06/01/26 (Call 06/01/25)	355	377,494
Series A, 5.00%, 10/15/26	160	176,685
Series A, 5.00%, 06/01/27 (Call 06/01/26)	175	190,788
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	132,920
Series D, 5.00%, 06/01/26	80	87,514
Series D, 5.00%, 06/01/27 (Call 12/01/26)	225	248,299
Series D, 5.00%, 06/01/28 (Call 12/01/26)	200	220,711
Series D, 5.00%, 06/01/29 (Call 12/01/26)	215	237,181
District of Columbia RB
5.00%, 12/01/26	400	440,337
Series C, 5.00%, 05/01/26	60	65,456
Series C, 5.00%, 10/01/26	965	1,063,870
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/26	215	236,456
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/26	175	190,877
Series A, 5.00%, 07/15/26	280	305,692
		3,974,280
Florida — 3.4%
County of Miami-Dade FL Aviation Revenue RB, Series B,
5.00%, 10/01/26 (Call 10/01/25)	290	310,263
County of Miami-Dade FL GO, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,042,317
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27
(Call 07/01/26)	315	341,849
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	815	869,701
Florida Department of Environmental Protection RB
5.00%, 07/01/26	350	381,514
5.00%, 07/01/26 (Call 07/01/25)	435	462,053
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	175,261
Series A, 5.00%, 07/01/27 (Call 07/01/26)	380	414,608
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	219,600
Orange County School Board COP, 5.00%, 08/01/26	160	174,305

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/26	$150	$164,756
Palm Beach County School District, 5.00%, 08/01/26	300	327,033
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	300	324,751
Series A, 5.00%, 06/01/26	130	139,861
School Board of Miami-Dade County (The) COP
5.00%, 02/01/29 (Call 02/01/26)	350	371,759
Series D, 5.00%, 02/01/27 (Call 02/01/26)	170	182,545
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	107,642
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	195	212,357
Series B, 5.00%, 07/01/26	145	157,906
Series B, 5.00%, 07/01/27 (Call 07/01/26)	210	228,692
Series C, 5.00%, 07/01/26	200	217,802
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/26	65	71,032
5.00%, 07/01/26 (Call 07/01/25)	130	138,337
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	202,040
Series C, 5.00%, 07/01/29 (Call 07/01/26)	195	212,625
State of Florida GO
5.00%, 06/01/26	125	136,656
5.00%, 07/01/26	160	175,346
5.00%, 07/01/26 (Call 07/01/25)	175	186,478
5.00%, 06/01/27 (Call 06/01/26)	160	174,704
Series A, 5.00%, 07/01/26	55	60,275
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	41,442
Series B, 5.00%, 07/01/26	240	263,018
Series C, 5.00%, 06/01/26	115	125,724
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	54,595
Series D, 4.00%, 06/01/29 (Call 06/01/26)	135	142,420
Series E, 5.00%, 06/01/26 (Call 06/01/25)	275	292,295
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	109,190
State of Florida Lottery Revenue RB
5.00%, 07/01/26	325	354,599
5.00%, 07/01/27 (CALL 07/01/26)	145	158,106
Series A, 5.00%, 07/01/26	385	420,063
		10,145,520
Georgia — 2.1%
City of Atlanta GA, 5.00%, 12/01/26	200	220,944
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/26	100	109,142
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	235	258,902
County of Carroll GA GO, 5.00%, 06/01/26	85	92,697
County of Forsyth GA GO, 5.00%, 03/01/26 (Call 03/01/25)	55	58,229
Forsyth County School District GO, 5.00%, 02/01/27
(Call 02/01/26)	245	265,427
Georgia Ports Authority RB, 5.00%, 07/01/26	160	174,958
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	270	294,086
Gwinnett County School District GO, Series B, 5.00%, 08/01/26	500	548,764
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/26	135	148,166
Henry County School District GO, 5.00%, 08/01/26 (SAW)	230	252,024
Metropolitan Atlanta Rapid Transit Authority RB
5.00%, 07/01/26	150	164,023
Series C, 5.00%, 07/01/29 (Call 07/01/26)	390	426,554
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	241,478
State of Georgia GO
Series A, 5.00%, 07/01/26	125	136,859
Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 08/01/26	$600	$658,305
Series A-1, 5.00%, 02/01/26	135	146,265
Series E, 5.00%, 12/01/26	185	204,660
Series E, 5.00%, 12/01/27 (Call 12/01/26)	255	282,228
Series E, 5.00%, 12/01/28 (Call 12/01/26)	220	243,457
Series F, 5.00%, 01/01/26	1,310	1,415,952
		6,343,120
Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/26 (Call 07/01/25)	100	106,486
5.00%, 07/01/27 (Call 07/01/26)	300	327,632
Series A, 5.00%, 07/01/28 (Call 07/01/26)	370	403,442
City & County of Honolulu HI GO
5.00%, 07/01/26	640	699,612
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	160,549
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	107,033
Series D, 5.00%, 09/01/26	75	82,322
County of Hawaii HI GO, Series A, 5.00%, 09/01/27
(Call 03/01/26)	100	108,323
State of Hawaii GO
5.00%, 01/01/26	100	107,941
5.00%, 10/01/26	445	488,611
5.00%, 10/01/26 (Call 10/01/25)	160	171,253
5.00%, 10/01/28 (Call 10/01/26)	100	109,837
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	140	149,846
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	460	505,422
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	192,280
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	109,837
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	160	175,799
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	295	324,020
Series FT, 5.00%, 01/01/26	255	275,249
State of Hawaii State Highway Fund RB
5.00%, 01/01/26	130	140,132
Series A, 5.00%, 01/01/29 (Call 07/01/26)	75	81,727
Series B, 5.00%, 01/01/27 (Call 07/01/26)	140	152,557
		4,979,910
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	740	805,840

Illinois — 2.4%
Chicago O’Hare International Airport RB
5.00%, 01/01/26	305	328,234
5.00%, 01/01/29 (Call 01/01/26)	170	181,676
Series B, 5.00%, 01/01/26 (Call 01/01/25)	225	236,383
Series D, 5.00%, 01/01/26	180	193,712
Series E, 5.00%, 01/01/26	275	295,948
Illinois Finance Authority, 5.00%, 01/01/26.	355	382,563
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	235	246,704
5.00%, 04/01/26	60	65,011
5.00%, 07/01/26	1,125	1,227,457
Illinois State Toll Highway Authority RB, 5.00%, 01/01/26	670	722,415
State of Illinois GO
5.00%, 02/01/26 (Call 02/01/24)	100	101,924
5.00%, 06/01/27 (Call 06/01/26)	100	105,724
Series A, 5.00%, 03/01/26	470	496,944
Series A, 5.00%, 10/01/26	555	591,241
Series B, 5.00%, 03/01/26	620	655,843
Series B, 5.13%, 09/01/26	150	160,265
Series D, 5.00%, 11/01/26	785	837,095

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	$65	$68,287
Series A, 4.00%, 06/15/26	235	239,459
		7,136,885
Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	370	404,757
Indiana Finance Authority, 5.00%, 02/01/26	50	54,127
Indiana Finance Authority RB
5.00%, 02/01/26	375	405,859
5.00%, 02/01/29 (PR 02/01/26)	260	281,380
Series A, 5.00%, 02/01/26	315	340,999
Series A, 5.00%, 10/01/26	130	142,644
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	104,089
Series C, 5.00%, 06/01/27 (Call 12/01/26)	805	888,985
Series C, 5.00%, 06/01/28 (Call 12/01/26)	145	160,128
Series E, 5.00%, 02/01/26	250	270,634
Series E, 5.00%, 02/01/27 (Call 08/01/26)	100	109,364
Series E, 5.00%, 02/01/29 (Call 08/01/26)	235	256,011
Indiana Municipal Power Agency RB, 5.00%, 01/01/27
(Call 07/01/26)	145	156,765
Indiana University RB
Series A, 5.00%, 06/01/26	125	136,235
Series A, 5.00%, 06/01/27 (Call 06/01/26)	355	385,714
Series A, 5.00%, 06/01/28 (Call 06/01/26)	250	270,960
		4,368,651
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/26	360	394,345
State of Iowa RB, 4.00%, 06/01/26	380	400,634
		794,979
Kansas — 0.4%
State of Kansas Department of Transportation, 5.00%, 09/01/26 (Call 09/01/24)	380	396,003
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	770	822,510
		1,218,513
Kentucky — 0.0%
Kentucky Infrastructure Authority RB, Series A, 5.00%, 02/01/26 (Call 02/01/25)	100	105,469

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	108,864
Series B, 5.00%, 05/01/26 (Call 05/01/25)	75	79,179
State of Louisiana GO
5.00%, 05/01/26 (Call 05/01/25)	85	89,928
5.00%, 09/01/27 (Call 09/01/26)	255	279,895
Series A, 5.00%, 03/01/26	150	162,577
Series A, 5.00%, 09/01/26	185	202,927
Series B, 5.00%, 08/01/26	535	584,529
Series B, 5.00%, 08/01/29 (Call 08/01/26)	275	299,781
State of Louisiana RB
5.00%, 09/01/26	120	131,368
Series A, 5.00%, 09/01/26	495	541,892
		2,480,940
Maine — 1.0%
Maine Municipal Bond Bank RB
5.00%, 09/01/26	200	218,297
5.00%, 11/01/26	270	296,848
5.00%, 11/01/29 (Call 11/01/26)	220	241,377
Security	Par (000)	Value

Maine (continued)
Series A, 5.00%, 09/01/29 (Call 09/01/26)	$105	$114,644
Maine Turnpike Authority RB
5.00%, 07/01/26	1,025	1,120,118
5.00%, 07/01/26 (Call 07/01/25)	330	351,003
State of Maine GO
4.00%, 06/01/26	60	63,436
5.00%, 06/01/26	155	169,349
Series B, 5.00%, 06/01/26	220	240,366
		2,815,438
Maryland — 3.6%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	99,115
Series B, 5.00%, 10/15/26	140	154,178
City of Baltimore MD RB, 5.00%, 07/01/26	215	234,211
County of Anne Arundel MD GOL
5.00%, 10/01/26	1,035	1,140,657
5.00%, 10/01/26 (Call 10/01/25)	110	118,248
County of Baltimore MD GO
5.00%, 03/01/26	195	211,776
5.00%, 08/01/26 (Call 08/01/25)	80	85,629
County of Charles MD GO
4.00%, 10/01/26	50	53,259
5.00%, 10/01/26	500	551,041
County of Frederick MD, 5.00%, 08/01/26	210	230,109
County of Frederick MD GO, 5.00%, 02/01/26	150	162,335
County of Howard MD, 5.00%, 02/15/26	150	162,722
County of Howard MD GO
5.00%, 08/15/26	180	197,746
Series A, 5.00%, 08/15/26	500	549,296
Series D, 5.00%, 02/15/26	265	287,476
County of Montgomery MD GO
5.00%, 11/01/26	230	254,005
Series A, 4.00%, 12/01/26 (Call 12/01/24)	30	30,997
Series A, 5.00%, 11/01/26	790	872,452
Series C, 5.00%, 10/01/26	270	297,563
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	260	286,226
County of Prince George’s MD GOL
5.00%, 07/01/26	500	547,609
Series A, 5.00%, 07/15/26	305	334,370
Maryland State Transportation Authority RB, 5.00%, 07/01/26	75	81,908
State of Maryland Department of Transportation RB
5.00%, 09/01/26	155	170,413
5.00%, 10/01/26	270	297,462
5.00%, 11/01/26 (Call 11/01/24)	145	152,175
5.00%, 12/01/27 (Call 12/01/26)	110	121,106
5.00%, 10/01/28 (Call 10/01/26)	520	571,215
5.00%, 10/01/29 (Call 10/01/26)	240	263,499
State of Maryland GO
Series A, 5.00%, 08/01/26	225	246,944
Series B, 4.00%, 08/01/26	185	196,771
Series B, 5.00%, 08/01/26	710	779,245
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	327,874
5.00%, 06/01/26 (GTD)	290	316,944
5.00%, 06/15/26 (GTD)	100	109,399
5.00%, 06/01/27 (Call 06/01/26) (GTD)	105	114,812
		10,610,787
Massachusetts — 3.1%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	63,271
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	170	184,471

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
City of Cambridge MA RB, 5.00%, 02/15/26	$225	$244,153
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/26 (Call 06/15/24)	265	275,257
Series A, 5.00%, 06/15/27 (Call 06/15/26)	285	311,355
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	55,648
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	108,800
Series A, 5.00%, 01/01/26	595	643,123
Series A, 5.00%, 07/01/26	960	1,051,076
Series A, 5.00%, 07/01/28 (Call 07/01/26)	120	131,465
Series B, 5.00%, 01/01/26	95	102,684
Series C, 5.00%, 09/01/26	175	192,402
Series D, 5.00%, 07/01/26	200	218,974
Series HH, 5.00%, 12/01/26	485	536,542
Series I, 5.00%, 12/01/28 (Call 12/01/26)	100	110,662
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/26	180	196,360
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (PR 07/01/25)	150	159,729
Series A, 4.00%, 07/01/26	115	122,102
Series A, 5.00%, 07/01/26	545	596,328
Series B, 5.00%, 07/01/26 (PR 07/01/25)	450	479,187
Massachusetts Clean Water Trust (The), 5.25%, 08/01/26	230	254,443
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	295	325,540
Massachusetts School Building Authority RB
5.00%, 08/15/26 (Call 08/15/25)	455	486,806
Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	96,902
Massachusetts State College Building Authority RB
4.00%, 05/01/26 (Call 05/01/25)
(ST HGR ED INTERCEPT PROG)	165	170,894
4.00%, 05/01/26 (PR 05/01/25)
(ST HGR ED INTERCEPT PROG)	5	5,180
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/26	165	178,151
Massachusetts Water Resources Authority
5.00%, 08/01/26	115	126,094
5.00%, 08/01/26 (ETM)	345	377,426
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (PR 08/01/24)	115	119,513
Series B, 5.25%, 08/01/26 (AGM)	500	553,137
Series C, 5.00%, 08/01/35 (PR 08/01/26)	200	219,152
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	190,455
5.00%, 11/01/26	150	165,256
		9,052,538
Michigan — 1.1%
Great Lakes Water Authority Water Supply System
Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	238,265
Series C, 5.00%, 07/01/26	145	157,508
Michigan Finance Authority RB
5.00%, 10/01/26	245	269,373
Series B, 5.00%, 10/01/28 (Call 10/01/26)	555	610,214
Series B, 5.00%, 10/01/29 (Call 10/01/26)	240	262,988
Michigan State Building Authority RB
5.00%, 10/15/29 (Call 10/15/26)	350	383,430
Series I, 5.00%, 04/15/26 (Call 10/15/25)	130	139,310
Series I, 5.00%, 04/15/27 (Call 10/15/26)	140	153,642
Security	Par (000)	Value

Michigan (continued)
State of Michigan RB, 5.00%, 03/15/26	$905	$980,970
University of Michigan RB, 5.00%, 04/01/26	125	135,880
		3,331,580
Minnesota — 2.0%
County of Hennepin MN, 5.00%, 12/01/27 (Call 12/01/26)	200	221,254
County of Hennepin MN GO
5.00%, 12/01/26	370	409,752
Series A, 5.00%, 12/01/26	125	138,430
Metropolitan Council GO, 5.00%, 12/01/26	1,335	1,476,872
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/26	100	107,618
Series A, 5.00%, 01/01/26	135	145,284
Minnesota Public Facilities Authority RB
4.00%, 03/01/26	390	411,500
Series A, 5.00%, 03/01/28 (Call 03/01/26)	185	200,512
State of Minnesota GO
5.00%, 08/01/26	445	488,243
Series B, 4.00%, 08/01/26	310	328,219
Series B, 4.00%, 08/01/26 (Call 08/01/24)	250	256,953
Series D, 5.00%, 08/01/26	380	416,926
Series D, 5.00%, 10/01/26	230	253,394
Series E, 3.00%, 08/01/26	130	132,806
State of Minnesota RB, 5.00%, 03/01/26	500	542,236
University of Minnesota, 5.00%, 12/01/26	360	397,419
		5,927,418
Mississippi — 1.0%
State of Mississippi, 5.00%, 12/01/33 (PR 12/01/26)	1,335	1,474,798
State of Mississippi GO
5.00%, 12/01/26	90	99,390
5.00%, 11/01/32 (PR 11/01/26)	465	512,648
Series A, 5.00%, 10/01/26	140	153,980
Series B, 5.00%, 12/01/29 (PR 12/01/27)	285	314,844
Series C, 5.00%, 10/01/26 (Call 10/01/25)	260	279,075
		2,834,735
Missouri — 1.1%
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	245	270,751
Clayton School District/MO GO, 5.00%, 03/01/26	120	129,950
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	132,524
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	570	628,191
Series A, 5.00%, 05/01/26	510	555,206
Series A, 5.00%, 05/01/26 (Call 05/01/24)	120	123,824
Missouri State Board of Public Buildings RB
5.00%, 04/01/26	115	124,973
Series A, 4.00%, 04/01/26 (Call 04/01/24)	195	198,986
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26
(Call 07/01/25)	340	361,805
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	695	719,591
		3,245,801
Nebraska — 0.3%
Nebraska Public Power District RB
5.00%, 01/01/26	410	440,512
5.00%, 01/01/28 (Call 01/01/26)	170	182,105
Series A, 5.00%, 01/01/29 (Call 01/01/26)	110	117,608
Series B, 5.00%, 01/01/29 (Call 01/01/26)	130	138,992
Omaha Public Power District RB, 5.00%, 02/01/26	70	75,777

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/26	$65	$71,214
		1,026,208
Nevada — 2.1%
Clark County School District GOL
Series A, 5.00%, 06/15/26	170	184,879
Series E, 5.00%, 06/15/26	135	146,815
Clark County Water Reclamation District, 5.00%, 07/01/26	625	682,999
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	83,609
Series B, 5.00%, 11/01/26	425	467,582
Series B, 5.00%, 11/01/27 (Call 11/01/26)	305	335,675
Series B, 5.00%, 11/01/29 (Call 11/01/26)	290	318,508
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	355	387,453
County of Clark NV RB
5.00%, 07/01/26	660	719,199
Series A, 5.00%, 07/01/26 (Call 07/01/24)	455	472,212
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	54,511
5.00%, 09/15/26 (Call 09/15/25)	125	133,665
5.00%, 06/01/27 (Call 06/01/26)	100	108,921
Series A, 5.00%, 06/01/26	350	381,575
State of Nevada GO, Series D, 5.00%, 04/01/26
(Call 04/01/25)	100	105,848
State of Nevada GOL
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	62,680
Series B, 5.00%, 11/01/26 (Call 05/01/25)	180	190,964
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	590	641,838
5.00%, 12/01/27 (Call 06/01/26)	210	228,451
5.00%, 12/01/28 (Call 06/01/26)	230	250,208
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	115	121,909
		6,079,501
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank, 5.00%, 08/15/26 (ST INTERCEPT)	165	180,913
New Hampshire Municipal Bond Bank RB, 4.00%, 08/15/29 (Call 08/15/26)	100	105,640
State of New Hampshire GO, 5.00%, 03/01/26 (Call 03/01/25)	105	110,712
		397,265
New Jersey — 2.2%
County of Union New Jersey GO, 4.00%, 03/01/26	35	36,876
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	150	167,719
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26
New Jersey Economic Development Authority, 5.00%, 11/01/26	100	108,442
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	107,606
Series B, 5.00%, 11/01/26 (SAP)	515	558,477
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	150	154,653
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	590	609,525
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/26	325	356,284
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/26	345	371,241
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,150	1,239,028
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	86,054
Security	Par (000)	Value

New Jersey (continued)
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	$200	$206,619
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	103,102
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	26,354
State of New Jersey GO, Series A, 5.00%, 06/01/26	1,895	2,060,861
		6,516,823
New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/01/26	115	125,452
5.00%, 06/15/26	500	545,971
Series A, 5.00%, 06/15/26 (Call 06/15/24)	160	165,834
State of New Mexico GO, 5.00%, 03/01/26	305	330,669
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	510	557,327
		1,725,253
New York — 9.5%
City of New York NY GO
5.00%, 03/01/26	115	124,786
5.00%, 03/01/26 (Call 03/01/24)	225	231,388
5.00%, 08/01/26 (Call 08/01/24)	175	181,947
5.00%, 08/01/26 (Call 08/01/25)	100	106,807
5.00%, 10/01/26	215	236,708
5.00%, 08/01/29 (Call 08/01/26)	345	374,877
Series A, 5.00%, 08/01/26	460	504,374
Series A-1, 5.00%, 08/01/26	505	553,715
Series B-1, 5.00%, 08/01/26	500	548,233
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	95	104,177
Series C, 5.00%, 08/01/26	720	789,455
Series C, 5.00%, 08/01/26 (Call 02/01/26)	235	253,189
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	193,769
Series C, 5.00%, 08/01/28 (Call 02/01/26)	165	177,523
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	325	353,944
County of Nassau NY GOL, 5.00%, 04/01/26	145	157,203
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	320	346,159
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	40	43,920
Series B, 5.00%, 09/01/26	195	214,108
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	105,987
5.00%, 11/15/26	500	532,392
Series B, 5.00%, 11/15/26	430	457,857
Series B-2, 5.00%, 11/15/26	125	137,082
Series C-1, 5.00%, 11/15/26	725	771,968
New York City Municipal Water Finance Authority RB
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	136,537
Series DD, 5.00%, 06/15/26	780	853,578
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	245	268,421
5.00%, 07/15/26 (ETM) (SAW)	285	311,044
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	64,692
Series S1, 5.00%, 07/15/26 (SAW)	605	662,836
New York City Transitional Finance Authority Future Tax
Secured Revenue, 5.00%, 08/01/26	200	219,435
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 08/01/26 (Call 08/01/24)	95	98,685
5.00%, 11/01/26	1,010	1,115,028
5.00%, 08/01/27 (Call 08/01/26)	230	251,212
5.00%, 05/01/29 (Call 05/01/26)	325	351,787

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 11/01/26	$325	$358,796
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	400	435,482
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	149,657
Series E1, 4.00%, 02/01/26	185	194,816
New York City Water & Sewer System RB
5.00%, 06/15/26	165	180,565
5.00%, 06/15/26 (PR 06/15/25)	365	388,157
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	210,057
New York State Dormitory Authority, 5.00%, 10/01/26	180	198,844
New York State Dormitory Authority RB
5.00%, 02/15/26	555	601,051
5.00%, 02/15/26 (ETM)	110	119,023
5.00%, 07/01/26	130	142,694
5.00%, 02/15/28 (Call 08/15/26)	195	212,347
Series A, 5.00%, 02/15/26 (PR 02/15/25)	130	133,600
Series A, 5.00%, 03/15/26	1,100	1,194,639
Series A, 5.00%, 03/15/26 (PR 03/15/25)	100	102,973
Series A, 5.00%, 10/01/26	255	281,696
Series A, 5.00%, 03/15/28 (Call 09/15/26)	830	909,768
Series A, 5.00%, 02/15/29 (Call 08/15/26)	430	467,795
Series A, 5.00%, 03/15/29 (Call 09/15/26)	665	728,425
Series A1, 4.00%, 10/01/26	115	122,914
Series B, 5.00%, 10/01/28 (Call 04/01/26)	130	141,149
Series C, 5.00%, 03/15/26	200	217,542
Series D, 5.00%, 02/15/27 (PR 08/15/26)	475	522,160
Series D, 5.00%, 02/15/28 (Call 08/15/26)	660	718,713
Series E, 5.00%, 03/15/26 (Call 09/15/25)	115	122,851
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	108,453
5.00%, 06/15/26	235	257,087
5.00%, 06/15/29 (Call 06/15/26)	285	311,203
Series D, 5.00%, 09/15/26 (Call 03/15/25)	225	237,678
Series E, 5.00%, 06/15/26	50	54,699
New York State Thruway Authority RB
5.00%, 01/01/27 (Call 01/01/26)	225	240,236
Series A, 5.00%, 01/01/26	125	134,742
Series A, 5.00%, 01/01/28 (Call 01/01/26)	150	160,070
Series L, 5.00%, 01/01/26	50	53,956
New York State Urban Development Corp. RB
4.00%, 03/15/26	130	137,136
5.00%, 03/15/26	295	320,508
Series A, 5.00%, 03/15/26	925	1,004,982
Series A, 5.00%, 03/15/27 (PR 03/15/26)	290	314,429
Series A, 5.00%, 03/15/28 (Call 03/15/26)	820	885,228
Series E, 5.00%, 03/15/26	160	173,835
Port Authority of New York & New Jersey RB
4.00%, 12/01/26	85	90,727
5.00%, 07/15/26	100	109,455
5.00%, 09/01/26.	110	120,779
5.00%, 09/01/26 (Call 09/01/24)	195	202,810
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	160	169,348
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	308,195
Triborough Bridge & Tunnel Authority RB
5.00%, 05/15/26	95	103,710
5.00%, 11/15/26	500	549,424
5.00%, 11/15/26 (Call 05/15/26)	275	298,843
Series B, 5.00%, 11/15/26	320	351,901
Series C-1, 5.00%, 11/15/26	390	428,879
Security	Par (000)	Value

New York (continued)
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	$295	$322,828
		28,141,678
North Carolina — 1.8%
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/26 (Call 07/01/25)	100	106,802
City of Raleigh NC GO, 5.00%, 09/01/26	355	390,430
County of Buncombe NC RB, 5.00%, 06/01/26	75	81,842
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	110,713
County of Orange NC GO, 5.00%, 08/01/26	565	620,104
County of Union NC, 5.00%, 09/01/26	150	164,971
County of Wake NC, 5.00%, 12/01/26	175	193,326
County of Wake NC GO, 5.00%, 03/01/26	415	450,703
County of Wake NC RB, 5.00%, 03/01/26	155	168,093
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	200	220,045
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	200	214,862
Series A, 5.00%, 01/01/29 (Call 07/01/26)	125	135,636
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	164,017
Series A, 5.00%, 06/01/26	400	437,165
Series A, 5.00%, 06/01/28 (Call 06/01/26)	165	180,450
Series C, 5.00%, 05/01/26	285	310,825
State of North Carolina RB
5.00%, 03/01/26	620	672,179
5.00%, 05/01/26	160	174,340
Series B, 5.00%, 06/01/26	270	294,813
Town of Cary NC, 5.00%, 09/01/26	170	186,967
		5,278,283
Ohio — 2.4%
American Municipal Power Inc. RB, 5.00%, 02/15/26	500	536,909
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	225	246,268
Series A, 4.00%, 08/15/26 (Call 08/15/25)	430	449,935
City of Columbus OH GOL, 5.00%, 04/01/26	125	135,960
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29
(Call 06/01/26)	230	248,516
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	69,869
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/26	230	250,904
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/26	110	121,050
Miami University/Oxford OH RB, 5.00%, 09/01/26	100	109,185
Ohio State University (The) RB, 5.00%, 12/01/26	135	148,875
Ohio Water Development Authority RB
5.00%, 12/01/26	60	66,376
5.00%, 12/01/27 (Call 12/01/26)	300	330,950
5.00%, 06/01/28 (Call 12/01/26)	140	154,443
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/26	890	972,392
5.00%, 06/01/26 (Call 12/01/25)	310	333,661
5.00%, 12/01/26	155	171,472
State of Ohio, 5.00%, 11/01/26	115	126,871
State of Ohio COP, 5.00%, 09/01/26	310	339,703
State of Ohio GO
5.00%, 06/15/26	265	289,636
5.00%, 09/15/26	200	219,954
Series A, 5.00%, 05/01/26	160	174,340
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	101,962

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series C, 5.00%, 08/01/26	$110	$120,611
Series S, 5.00%, 05/01/26	340	370,473
Series S, 5.00%, 05/01/28 (Call 05/01/26)	120	130,479
Series U, 5.00%, 05/01/26	400	435,850
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	395	429,571
Series B, 5.00%, 10/01/26	110	120,780
		7,206,995
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	335	363,198
Series A, 5.00%, 06/01/28 (Call 12/01/26)	150	164,548
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	150	162,068
Oklahoma State University RB, 5.00%, 09/01/26	250	274,407
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	200	215,118
Oklahoma Water Resources Board RB, 5.00%, 04/01/27 (Call 04/01/26)	175	189,672
		1,369,011
Oregon — 2.5%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	195	213,062
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	430	466,189
5.00%, 05/01/26	350	381,024
Series A, 5.00%, 05/01/27 (Call 05/01/26)	200	217,531
Series B, 5.00%, 10/01/26 (Call 10/01/24)	145	151,535
City of Portland Sewer System Revenue, 5.00%, 03/01/26	220	238,515
County of Multnomah OR GOL, 5.00%, 06/01/26	175	191,201
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/26 (GTD)	395	430,779
Oregon State Lottery RB
5.00%, 04/01/26 (Call 04/01/24)	325	334,990
Series C, 5.00%, 04/01/26 (Call 04/01/25) (MO)	675	713,594
Portland Community College District GO
5.00%, 06/15/26	150	163,791
5.00%, 06/15/28 (Call 06/15/26)	240	261,821
5.00%, 06/15/29 (Call 06/15/26)	150	163,485
Salem-Keizer School District No. 24J GO, Series B, 5.00%, 06/15/26 (GTD)	350	381,584
State of Oregon, 5.00%, 06/01/26	165	180,275
State of Oregon Department of Transportation RB
5.00%, 11/15/26	160	176,440
Series B, 5.00%, 11/15/26	180	198,495
State of Oregon GO
5.00%, 05/01/26	775	844,970
5.00%, 08/01/26	1,055	1,157,519
5.00%, 08/01/26 (Call 08/01/25)	125	133,415
5.00%, 06/01/29 (Call 06/01/26)	100	108,954
Series C, 5.00%, 06/01/26	65	71,017
Series O, 5.00%, 08/01/26 (PR 08/01/25).	70	74,712
		7,254,898
Pennsylvania — 2.5%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	185	201,216
Commonwealth of Pennsylvania GO
5.00%, 02/01/26	860	928,379
5.00%, 09/15/29 (Call 09/15/26)	125	137,013
First Series, 5.00%, 03/15/26 (Call 03/15/25)	220	232,537
First Series, 5.00%, 09/15/26	525	575,264
First Series, 5.00%, 09/15/27 (Call 09/15/26)	245	268,904
First Series 2020, 5.00%, 05/01/26	65	70,591
Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 09/15/26	$470	$514,998
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	670	734,881
County of Bucks PA GO, 5.00%, 06/01/26	250	273,144
County of Chester PA GO, Series A, 4.00%, 07/15/27
(Call 07/15/26)	265	281,965
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	305	328,502
Pennsylvania State University (The) RB, 5.00%, 03/01/26	640	692,868
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	405	437,739
5.00%, 12/01/26	385	421,752
Series A 1, 5.00%, 12/01/26	150	165,069
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	215	228,711
Series A-2, 5.00%, 12/01/26	345	379,658
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	107,897
University of Pittsburgh-of the Commonwealth System of
Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	315	331,292
		7,312,380
Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	125	135,264
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	125	134,127
State of Rhode Island GO
5.00%, 01/15/26	155	167,398
5.00%, 05/01/26	125	135,998
		572,787
South Carolina — 0.4%
Horry County School District/SC GO, 5.00%, 03/01/26
(Call 03/01/25) (SCSDE)	330	349,026
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	216,267
State of South Carolina, 5.00%, 04/01/26 (SAW)	600	652,991
		1,218,284
Tennessee — 2.3%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	230	251,026
City of Memphis TN GO, Series A, 5.00%, 04/01/26
(Call 04/01/25)	450	476,871
County of Blount TN Go, Series B, 5.00%, 06/01/26	185	201,814
County of Blount TN GO
5.00%, 06/01/28 (Call 06/01/26)	215	234,407
Series B, 5.00%, 06/01/27 (Call 06/01/26)	160	174,628
County of Montgomery TN GO, 5.00%, 04/01/26	280	303,297
County of Shelby TN GO, 5.00%, 04/01/26	290	315,148
County of Washington TN GO, Series A, 4.00%, 06/01/29
(Call 06/01/26)	150	157,899
County of Williamson TN, 5.00%, 04/01/26	165	179,520
County of Williamson TN GO, 5.00%, 04/01/26	120	130,560
County of Wilson TN, 5.00%, 04/01/26	190	206,476
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	455	495,658
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	250	264,858
5.00%, 01/01/26	160	172,705
5.00%, 01/01/27 (Call 07/01/26)	235	256,961
Series C, 5.00%, 01/01/26	180	194,293
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	289,591
State of Tennessee GO
5.00%, 08/01/26	235	257,919
Series A, 5.00%, 08/01/26	165	181,092

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 11/01/26	$60	$66,262
Series A, 5.00%, 08/01/27 (Call 08/01/26)	110	120,786
Series A, 5.00%, 08/01/28 (Call 08/01/26)	225	247,162
Series B, 5.00%, 08/01/27 (Call 08/01/26)	520	570,990
Tennessee State School Bond Authority, 5.00%, 11/01/26
(ST INTERCEPT)	280	308,585
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	285	314,095
Series B, 5.00%, 11/01/26	445	490,430
		6,863,033
Texas — 11.1%
Alamo Community College District, 5.00%, 02/15/26	500	540,109
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	75	81,200
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	129,663
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	107,961
Alvin Independent School District/TX GO, 5.00%, 02/15/27
(Call 02/15/26) (PSF)	305	329,466
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/26 (Call 08/01/25)	65	69,295
Austin Independent School District GO
5.00%, 08/01/26 (PSF)	650	711,552
5.00%, 08/01/28 (Call 08/01/26) (PSF)	90	98,110
Series C, 5.00%, 08/01/26	150	164,098
Board of Regents of the University of Texas System, Series C, 5.00%, 08/15/26	140	153,515
Board of Regents of the University of Texas System RB
5.00%, 08/15/26 (Call 08/15/24)	175	181,835
5.00%, 08/15/27 (Call 08/15/26)	235	258,422
5.00%, 08/15/28 (Call 08/15/26)	120	131,273
Series J, 5.00%, 08/15/26	470	515,372
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26 (Call 11/15/25)	180	193,501
City of Austin TX GOL
5.00%, 09/01/26	185	202,994
5.00%, 09/01/26 (Call 09/01/25)	200	213,847
5.00%, 09/01/28 (Call 09/01/26)	250	274,135
5.00%, 09/01/29 (Call 09/01/26)	125	137,068
City of Austin TX RB, 5.00%, 09/01/26	220	241,398
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/26	485	533,687
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/26	100	109,874
Series A, 5.00%, 10/01/27 (Call 10/01/26)	140	153,151
Series A, 5.00%, 10/01/29 (Call 10/01/26)	320	350,060
City of Fort Worth TX GOL, 5.00%, 03/01/26	145	156,888
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/26 (Call 02/15/25)	115	121,186
Series A, 5.00%, 02/15/26	220	237,782
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/26	165	179,743
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	148,407
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	109,702
Series C, 5.00%, 05/15/26 (Call 05/15/24)	780	805,955
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	52,290
City of Houston TX GOL, Series A, 5.00%, 03/01/26
(Call 03/01/24)	115	118,342
City of Plano TX GOL, 5.00%, 09/01/26	35	38,316
Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	$225	$230,418
Series A, 5.00%, 02/01/26	265	285,990
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	210,497
5.00%, 08/01/26	475	519,142
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	63,178
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	71,905
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF)	320	346,355
County of Bexar TX, 5.00%, 06/15/32 (PR 06/15/26)	245	267,603
County of Bexar TX GOL
5.00%, 06/15/26 (PR 06/15/24)	90	93,154
5.00%, 06/15/29 (PR 06/15/26)	250	273,064
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	129,615
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	131,983
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	695	741,868
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	240	259,825
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	75	79,936
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26 (PSF)	520	562,987
5.00%, 02/15/27 (Call 02/15/26) (PSF)	920	994,926
Dallas Area Rapid Transit RB
5.00%, 12/01/26	205	226,070
Series A, 5.00%, 12/01/26 (PR 12/01/25)	60	62,841
Series B, 5.00%, 12/01/28 (Call 12/01/26)	210	231,096
Dallas College GO, 5.00%, 02/15/26	105	113,680
Dallas Fort Worth International Airport RB
5.00%, 11/01/26	160	175,668
Series A, 5.00%, 11/01/26	200	219,585
Dallas Independent School District GO, 5.00%, 02/15/26 (PSF)	500	541,537
Denton Independent School District GO
5.00%, 08/15/27 (Call 02/15/26) (PSF)	250	269,978
5.00%, 08/15/29 (Call 02/15/26) (PSF)	150	161,529
Keller Independent School District/TX GO
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	84,369
5.00%, 02/15/26 (PR 02/15/25) (PSF)	70	73,772
Klein Independent School District, 5.00%, 08/01/26 (PSF)	200	218,233
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	100	109,117
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	108,144
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	195	213,597
Series C, 5.00%, 08/15/26 (PSF)	170	186,395
Lewisville Independent School District GO
4.00%, 08/15/26 (Call 08/15/25) (PSF)	100	104,185
5.00%, 08/15/26 (PSF)	140	152,753
5.00%, 08/15/26 (Call 08/15/25) (PSF)	135	143,966
Lone Star College System GOL, 5.00%, 02/15/28
(Call 02/15/26)	395	424,518
Lower Colorado River Authority RB
5.00%, 05/15/26	245	266,080
5.00%, 05/15/26 (Call 05/15/24)	140	144,136
Series B, 5.00%, 05/15/26 (Call 05/15/25)	190	200,844
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	145	157,031

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	$230	$252,609
5.00%, 11/01/28 (Call 11/01/26)	215	236,054
5.00%, 11/01/29 (Call 11/01/26)	135	148,169
Series B, 5.00%, 11/01/26 (Call 11/01/25)	270	289,567
North East Independent School District/TX GO, 4.00%,
08/01/27 (Call 08/01/26) (PSF)	150	157,395
North Texas Municipal Water District RB, 5.00%, 06/01/28
(Call 06/01/26)	200	217,976
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor Sys RB, 5.00%, 06/01/26	125	136,319
North Texas Municipal Water District Water System Revenue,
5.00%, 09/01/26	330	362,097
North Texas Tollway Authority RB
5.00%, 01/01/26	290	310,058
5.00%, 01/01/26 (Call 01/01/25)	295	309,528
5.00%, 01/01/28 (Call 01/01/26)	260	277,748
Series A, 5.00%, 01/01/26	55	58,964
Series A, 5.00%, 01/01/27 (Call 01/01/26)	120	128,742
Series A, 5.00%, 01/01/28 (Call 01/01/26)	440	471,701
Series B, 5.00%, 01/01/26 (Call 01/01/25)	140	147,083
Series B, 5.00%, 01/01/27 (Call 01/01/26)	205	219,336
Series B, 5.00%, 01/01/29 (Call 01/01/26)	210	223,996
Northside Independent School District GO, 4.00%, 08/15/26
(PSF)	190	201,488
Northside Independent School District RB, 5.00%, 08/15/26
(Call 08/15/25)	130	138,700
Northwest Independent School District GO, 5.00%, 02/15/29
(PR 02/15/26) (PSF)	230	249,149
Permanent University Fund - Texas A&M University System
RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	235	253,104
Permanent University Fund - University of Texas System RB,
5.00%, 07/01/26 (Call 07/01/25)	325	345,922
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	162,446
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	108,236
Round Rock Independent School District GO, 5.00%, 08/01/26 (PSF)	105	114,758
San Antonio Independent School District/TX GO, 5.00%,
08/15/26 (PSF)	255	279,501
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	190	209,430
San Jacinto Community College District, 5.00%, 02/15/26
(Call 02/15/25)	185	195,404
Spring Branch Independent School District GO, 5.00%,
02/01/26 (PSF)	100	108,102
State of Texas GO
5.00%, 04/01/26	540	585,964
5.00%, 08/01/26	85	92,989
5.00%, 10/01/26	315	345,987
5.00%, 04/01/29 (Call 04/01/26)	180	194,747
Series A, 5.00%, 04/01/27 (Call 04/01/26)	20	21,702
Series A, 5.00%, 04/01/29 (Call 04/01/26)	110	119,012
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	155	169,459
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	106,782
Tarrant County Cultural Education Facilities Finance Corp.
RB, 5.00%, 11/15/52 (Put 05/15/26)	500	533,056
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	155	162,582
4.00%, 05/15/28 (Call 05/15/26)	300	314,737
Series C, 5.00%, 05/15/26	85	92,793
Series E, 4.00%, 05/15/27 (Call 05/15/26)	100	104,795
Security	Par (000)	Value

Texas (continued)
Texas State Technical College, 5.00%, 08/01/26 (AGM)	$300	$324,931
Texas State University System RB, Series A, 5.00%, 03/15/26	950	1,028,850
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	195	213,143
First Series, 5.00%, 10/01/26	1,270	1,395,403
Series A, 5.00%, 10/01/26	555	609,802
Texas Water Development Board RB
5.00%, 04/15/26	605	656,535
5.00%, 04/15/26 (Call 10/15/25)	205	220,208
5.00%, 08/01/26	310	338,809
Series A, 5.00%, 10/15/26	280	307,517
Series B, 5.00%, 04/15/26	170	184,481
Series B, 5.00%, 10/15/26	420	461,276
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/26	170	186,219
		32,787,128
Utah — 1.5%
Alpine School District/UT GO, 5.00%, 03/15/26 (GTD)	725	786,773
Central Utah Water Conservancy District, 5.00%, 04/01/26	185	200,984
County of Salt Lake UT Excise Tax Revenue RB, 5.00%, 08/15/26	90	98,841
Intermountain Power Agency RB, Series A, 5.00%, 07/01/26	80	87,313
Metropolitan Water District of Salt Lake & Sandy, 5.00%,
07/01/26 (Call 01/01/26)	225	242,074
Park City School District GO, 5.00%, 02/01/26 (GTD)	100	108,344
State of Utah GO
5.00%, 07/01/26	1,110	1,215,692
Series B, 5.00%, 07/01/26	500	547,609
University of Utah (The), 5.00%, 08/01/26	195	213,466
University of Utah (The) RB
5.00%, 08/01/26	400	437,878
5.00%, 08/01/28 (Call 08/01/26)	255	278,967
Series B-1, 5.00%, 08/01/26 (SAP)	120	131,364
Utah Transit Authority RB, Series A, 5.00%, 06/15/26
(PR 06/15/25)	65	69,248
		4,418,553
Vermont — 0.0%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	110,123

Virginia — 4.2%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	131,703
City of Falls Church VA GO, Series B, 5.00%, 07/15/27
(Call 07/15/26)	175	191,668
City of Newport News VA GO, Series A, 4.00%, 08/01/26	185	196,064
City of Norfolk VA GO, Series B, 4.00%, 10/01/28
(Call 10/01/26)	185	196,809
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	110	119,360
City of Richmond VA Public Utility Revenue RB, 5.00%,
01/15/27 (Call 01/15/26)	260	281,185
City of Suffolk VA GO
5.00%, 02/01/26	80	86,603
5.00%, 02/01/26 (PR 02/01/25) (SAW)	225	236,899
Commonwealth of Virginia, 5.00%, 06/01/26	125	136,572
Commonwealth of Virginia GO, 5.00%, 06/01/26	55	60,092
County of Arlington VA GO
5.00%, 08/15/26	105	115,352
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	175,484
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	199,854
County of Fairfax VA GO
Series A, 4.00%, 10/01/26	120	128,039
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	160	169,303

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/26	$370	$405,500
Series A, 5.00%, 07/15/29 (Call 07/15/26)	230	250,944
County of Henrico VA GO
5.00%, 08/01/26	100	109,753
5.00%, 08/01/26 (SAW)	100	109,753
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	270	299,009
Series A, 5.00%, 12/01/26	165	182,727
Series A, 5.00%, 12/01/26 (Call 12/01/25)	195	210,218
Hampton Roads Sanitation District RB
5.00%, 08/01/27 (Call 08/01/26)	60	65,937
Series A, 5.00%, 08/01/37 (PR 08/01/26)	1,500	1,643,636
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	105	115,329
Virginia College Building Authority RB
5.00%, 02/01/26	300	324,579
5.00%, 02/01/29 (Call 02/01/26)	150	161,700
5.00%, 09/01/29 (Call 09/01/26) (ST INTERCEPT)	285	311,793
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	16,416
Series A, 5.00%, 02/01/26	185	200,157
Series A, 5.00%, 09/01/27 (Call 09/01/26)
(ST INTERCEPT)	330	362,935
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	80,134
Series E, 5.00%, 02/01/26	125	135,241
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	103,173
5.00%, 09/15/26	280	308,141
5.00%, 09/15/27 (Call 09/15/26)	315	342,068
Series A, 5.00%, 05/15/26	260	283,752
Virginia Public Building Authority RB
5.00%, 08/01/27 (Call 08/01/26)	500	548,587
Series A, 5.00%, 08/01/26	655	719,114
Series B, 5.00%, 08/01/26	215	236,045
Series C, 4.00%, 08/01/26 (Call 08/01/24)	120	123,194
Virginia Public School Authority, 5.00%, 08/01/26	135	148,023
Virginia Public School Authority RB
5.00%, 08/01/26 (SAW)	240	263,152
Series B, 5.00%, 08/01/26	245	268,634
Virginia Resources Authority RB
5.00%, 11/01/26	465	513,178
5.00%, 11/01/26 (Call 11/01/25)	215	230,879
5.00%, 11/01/27 (Call 11/01/26)	275	302,137
Series A, 5.00%, 11/01/26	415	457,998
		12,258,823
Washington — 4.8%
Cascade Water Alliance, 5.00%, 09/01/26	325	356,729
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26 (PR 05/01/26)	70	75,228
SERIES S-1, 5.00%, 11/01/26	325	358,179
City of Seattle Municipal Light & Power Revenue, 5.00%, 02/01/26	270	291,876
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	220	240,491
City of Seattle WA GOL
4.00%, 09/01/26	340	362,143
4.00%, 04/01/28 (Call 04/01/26)	80	84,543
Series A, 5.00%, 06/01/26 (Call 06/01/25)	285	302,590
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	110	116,987
Security	Par (000)	Value

Washington (continued)
4.00%, 04/01/29 (Call 04/01/26)	$160	$168,799
Series B, 5.00%, 04/01/26	290	314,777
Series B, 5.00%, 04/01/27 (Call 04/01/26)	260	281,965
Series B, 5.00%, 04/01/28 (Call 04/01/26)	165	178,834
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	145	158,833
City of Spokane WA GO, 5.00%, 12/01/26	160	176,568
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	175	192,918
County of King WA GOL, 5.00%, 07/01/26 (Call 01/01/25)	220	231,168
County of King WA Sewer Revenue RB
5.00%, 07/01/26	80	87,369
Series B, 5.00%, 07/01/26	445	485,988
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	110	120,056
County of Snohomish WA GOL, 5.00%, 12/01/26	215	237,181
County of Spokane WA GOL, 5.00%, 12/01/26	60	66,213
Energy Northwest RB
5.00%, 07/01/26 (Call 07/01/25)	635	676,496
Series A, 5.00%, 07/01/26	1,225	1,339,100
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	191,119
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	365	378,963
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	350	385,701
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	455	478,942
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/25) (GTD)	170	182,733
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	110,317
Port of Seattle WA RB
5.00%, 02/01/26	530	570,224
5.00%, 06/01/26	80	86,600
5.00%, 08/01/26	310	336,846
State of Washington, 5.00%, 07/01/26	485	530,174
State of Washington GO
0.00%, 06/01/26 (AMBAC)(b)	100	91,828
5.00%, 01/01/26	100	107,941
5.00%, 07/01/26 (Call 01/01/26)	570	614,759
5.00%, 08/01/26	555	607,949
5.00%, 08/01/26 (Call 08/01/25)	200	213,514
5.00%, 08/01/27 (Call 08/01/26)	155	169,568
Series 2020-A, 5.00%, 08/01/26	235	257,420
Series B, 5.00%, 02/01/26 (Call 02/01/25)	665	700,970
Series B, 5.00%, 08/01/28 (Call 08/01/26)	285	311,787
Series C, 5.00%, 02/01/26	85	91,964
Series R, 5.00%, 08/01/27 (Call 08/01/26)	40	43,760
Series R, 5.00%, 08/01/28 (Call 08/01/26)	290	317,257
Series R-2018-C, 5.00%, 08/01/26	55	60,247
University of Washington RB
Series A, 5.00%, 12/01/26	225	247,951
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	154,167
		14,147,732
West Virginia — 0.4%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	150,444
State of West Virginia GO
5.00%, 06/01/26	150	163,633
5.00%, 12/01/26	235	259,518
Series A, 0.00%, 11/01/26 (NPFGC)(b)	100	91,148
Series B, 5.00%, 12/01/26	180	198,779

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	$255	$277,962
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	167,788
		1,309,272
Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund
Revenue RB
5.00%, 06/01/26	105	114,614
5.00%, 06/01/26 (Call 06/01/25)	50	53,121
Series A, 5.00%, 06/01/26	270	294,722
State of Wisconsin GO
4.00%, 05/01/26 (Call 05/01/24)	150	153,155
5.00%, 11/01/26	545	601,674
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	315	327,506
Series 1, 5.00%, 05/01/26	75	81,771
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	530	561,924
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	130	137,059
Series 2, 5.00%, 11/01/26	435	480,235
Series 3, 5.00%, 11/01/26	110	121,439
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	320	334,943
State of Wisconsin RB
Series A, 5.00%, 05/01/26	535	581,720
Series B, 5.00%, 05/01/28 (PR 05/01/26)	235	255,522
Wisconsin Department of Transportation RB
5.00%, 07/01/26	155	169,544
5.00%, 07/01/27 (Call 07/01/26)	300	326,806
Security	Par/ Shares (000)	Value

Wisconsin (continued)
5.00%, 07/01/28 (Call 07/01/26)	$145	$157,309
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	290	308,105
Series 2, 5.00%, 07/01/26	210	229,487
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	36,082
		5,326,738
Total Long-Term Investments — 98.7%
(Cost: $296,342,257)		291,860,399

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 1.39%(c)(d)	1,600	1,600,357

Total Short-Term Securities — 0.6%
(Cost: $1,600,140)		1,600,357

Total Investments — 99.3%
(Cost: $297,942,397)		293,460,756

Other Assets Less Liabilities — 0.7%.		2,129,449

.NetAssets—100.0%		$295,590,205

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,314,764	$285,798	(a)	$—	$(422)	$217	$1,600,357	1,600	$9,349	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$291,860,399	$—	$291,860,399
Short-Term Securities
Money Market Funds	1,600,357	—	—	1,600,357
	$1,600,357	$291,860,399	$—	$293,460,756

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation